FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2019 and December 31, 2018:

(US$ Millions)	Hedging item(1)	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2019	Interest rate caps of US$ LIBOR debt	$6,163	2.7% - 6.0%	Jul. 2019 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,947	1.6% - 2.7%	Feb. 2020 - Feb. 2024	(83)
	Interest rate caps of £ LIBOR debt	1,333	2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate swaps of £ LIBOR debt	67	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	110	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	183	3.0%	Oct. 2020 - Oct. 2022	—
	Cross currency swaps of C$ LIBOR Debt	600	4.30% - 4.94%	Mar. 2024	1
	Cross currency swaps of US$ LIBOR Debt	613	4.12% - 4.97%	Oct. 2021 - Jul. 2023	1
Dec. 31, 2018	Interest rate caps of US$ LIBOR debt	$8,180	2.3% - 6.0%	Jan. 2019 - Sep. 2023	$2
	Interest rate swaps of US$ LIBOR debt	1,731	1.6% - 2.8%	Feb. 2020 - May 2024	(2)
	Interest rate caps of £ LIBOR debt	486	2.0%	Apr. 2020 - Jan. 2021	—
	Interest rate swaps of £ LIBOR debt	67	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	115	1.0% - 1.3%	Apr. 2020 - Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	176	3.0%	Oct. 2020 - Oct. 2022	—
	Interest rate swaps of C$ LIBOR debt	56	4.6%	Sep. 2023	—
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2019	(114)

(1)	As of June 30, 2019, included in derivative liabilities is $83 million of fair value loss relating to settled interest rate swaps that are being amortized over the term of the associated debt.
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2019 and December 31, 2018:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2019	Net investment hedges		€184	€0.79/$ - €0.88/$	Aug. 2019 - Jun. 2020	$5
	Net investment hedges		£3,260	£0.70/$ - £0.85/$	Jul. 2019 - Sep. 2020	66
	Net investment hedges	A$	1,014	A$1.37/$ - A$1.45/$	Jul. 2019 - Dec. 2020	13
	Net investment hedges	C¥	435	C¥6.71/$ - C¥6.93/$	Jul. 2019 - Jun. 2020	(1)
	Net investment hedges	C$	285	C$1.29/$ - C$1.34/$	Oct. 2019 - Jun. 2020	2
	Net investment hedges	₩	1,038,405	₩1,123.60/$ - ₩1,187.00/$	Aug. 2019 - Jun. 2020	(6)
	Net investment hedges	Rs	5,607	Rs71.78/$ - Rs72.55/$	Mar. 2020 - Apr. 2020	(2)
	Net investment hedges		£77	£0.88/€ - £0.92/€	Sep. 2019 - Feb. 2020	—
	Cross currency swap on C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	2
Dec. 31, 2018	Net investment hedges		€649	€0.78/$ - €0.88/$	Jan. 2019 - May 2020	$13
	Net investment hedges		£3,175	£0.70/$ - £0.79/$	Feb. 2019 - Mar. 2020	104
	Net investment hedges	A$	1,038	A$1.28/$ - A$1.42/$	Jan. 2019 - Mar. 2020	20
	Net investment hedges	C¥	2,672	C¥6.35/$ - C¥6.91/$	Jan. 2019 - Nov. 2019	6
	Net investment hedges	C$	118	C$1.29/$ - C$1.34/$	Oct. 2019 - Nov 2019	4
	Net investment hedges	R$	158	R$3.90/$ - R$4.24/$	Jan. 2019 - Jun. 2019	(9)
	Net investment hedges	₩	618,589	₩1,087.00/$ - ₩1,130.90/$	Jan. 2019 - Nov. 2019	1
	Net investment hedges	Rs	31,422	Rs67.44/$ - Rs70.39/$	Feb. 2019 - May 2019	3
	Net investment hedges		£77	£0.88/€ - £0.92/€	Jan. 2019 - Feb. 2020	(1)
	Cross currency swaps of C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	(31)

Disclosure of other derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2019 and December 31, 2018:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2019	Interest rate caps	$7,261	3.0% - 5.8%	Jul. 2019 - Jan. 2022	$—
	Interest rate swaps on forecasted fixed rate debt	1,110	2.3% - 6.1%	Nov. 2019 - Nov. 2030	(124)
	Interest rate swaps of US$ LIBOR debt	2,103	1.7% - 4.6%	Jul. 2019 - Sep. 2023	(12)
Dec. 31, 2018	Interest rate caps	$9,750	3.0% - 7.0%	Mar. 2019 - Jan. 2022	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	2.3% - 6.1%	Jun. 2019 - Nov. 2030	(67)
	Interest rate swaps of US$ debt	835	2.4% - 5.8%	Jul. 2019 - Oct. 2039	(14)
	Interest rate swaps on fixed rate debt	180	4.5% - 7.3%	Feb. 2019 - Jul. 2023	2

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2019		Dec. 31, 2018
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests(1)	FVTPL	$—	$—	$268	$268
Loans and notes receivable	Amortized cost	617	617	1,055	1,055
Other non-current assets
Securities - FVTPL	FVTPL	1,011	1,011	239	239
Derivative assets	FVTPL	52	52	13	13
Securities - FVTOCI	FVTOCI	202	202	260	260
Restricted cash	Amortized cost	160	160	161	161
Current assets
Derivative assets	FVTPL	127	127	234	234
Accounts receivable(2)	Amortized cost	486	486	808	808
Restricted cash	Amortized cost	310	310	631	631
Cash and cash equivalents	Amortized cost	1,751	1,751	3,288	3,288
Total financial assets		$4,716	$4,716	$6,957	$6,957
Financial liabilities
Debt obligations(3)	Amortized cost	$52,319	$52,929	$63,964	$64,561
Capital securities	Amortized cost	2,138	2,145	2,572	2,578
Capital securities - fund subsidiaries	FVTPL	874	874	813	813
Other non-current liabilities
Loan payable	FVTPL	40	40	24	24
Accounts payable	Amortized cost	429	429	1,770	1,770
Derivative liabilities	FVTPL	229	229	159	159
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	4,126	4,126	3,255	3,255
Derivative liabilities	FVTPL	167	167	181	181
Total financial liabilities		$60,322	$60,939	$72,738	$73,341

(1)
In the second quarter of 2019, the partnership reclassified its participating loan interests to assets classified as held for sale on the condensed consolidated balance sheet in the amount of $317 million as of June 30, 2019.

(2)
Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $5 million and $14 million as of June 30, 2019 and December 31, 2018, respectively.

(3)
Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $763 million and $153 million as of June 30, 2019 and December 31, 2018, respectively.

(4)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $2 million and $10 million as of June 30, 2019 and December 31, 2018, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2019		Dec. 31, 2018
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests(1)	FVTPL	$—	$—	$268	$268
Loans and notes receivable	Amortized cost	617	617	1,055	1,055
Other non-current assets
Securities - FVTPL	FVTPL	1,011	1,011	239	239
Derivative assets	FVTPL	52	52	13	13
Securities - FVTOCI	FVTOCI	202	202	260	260
Restricted cash	Amortized cost	160	160	161	161
Current assets
Derivative assets	FVTPL	127	127	234	234
Accounts receivable(2)	Amortized cost	486	486	808	808
Restricted cash	Amortized cost	310	310	631	631
Cash and cash equivalents	Amortized cost	1,751	1,751	3,288	3,288
Total financial assets		$4,716	$4,716	$6,957	$6,957
Financial liabilities
Debt obligations(3)	Amortized cost	$52,319	$52,929	$63,964	$64,561
Capital securities	Amortized cost	2,138	2,145	2,572	2,578
Capital securities - fund subsidiaries	FVTPL	874	874	813	813
Other non-current liabilities
Loan payable	FVTPL	40	40	24	24
Accounts payable	Amortized cost	429	429	1,770	1,770
Derivative liabilities	FVTPL	229	229	159	159
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	4,126	4,126	3,255	3,255
Derivative liabilities	FVTPL	167	167	181	181
Total financial liabilities		$60,322	$60,939	$72,738	$73,341

(1)
In the second quarter of 2019, the partnership reclassified its participating loan interests to assets classified as held for sale on the condensed consolidated balance sheet in the amount of $317 million as of June 30, 2019.

(2)
Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $5 million and $14 million as of June 30, 2019 and December 31, 2018, respectively.

(3)
Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $763 million and $153 million as of June 30, 2019 and December 31, 2018, respectively.

(4)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $2 million and $10 million as of June 30, 2019 and December 31, 2018, respectively.

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2018:

	Jun. 30, 2019				Dec. 31, 2018
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,902	$813	$—	$—	$14,415	$822
Canada	—	—	4,443	141	—	—	4,127	118
Australia	—	—	2,135	326	—	—	2,342	49
Europe	—	—	19	1,602	—	—	137	1,194
Brazil	—	—	342	—	—	—	329	—
Core Retail	—	—	16,618	488	—	—	17,224	383
LP Investments
LP Investments- Office(1)	—	—	7,877	509	—	—	7,861	577
LP Investments- Retail	—	—	2,725	—	—	—	3,408	6
Logistics	—	—	85	10	—	—	183	—
Multifamily	—	—	3,964	—	—	—	4,151	—
Triple Net Lease	—	—	4,504	—	—	—	5,067	—
Self-storage	—	—	888	65	—	—	847	84
Student Housing	—	—	2,152	194	—	—	2,031	386
Manufactured Housing	—	—	2,392	—	—	—	2,369	—
Mixed-Use(1)	—	—	2,634	—	—	—	11,523	563
Total	$—	$—	$65,680	$4,148	$—	$—	$76,014	$4,182

(1)	Includes the impact of the deconsolidation of BSREP III investments. See above for further information.

The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for the six months ended June 30, 2019, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Jun. 30, 2019
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$806
Canada	457
Australia	219
Brazil	10
Core Retail	830
LP Investments
LP Investments- Office	289
LP Investments- Retail	140
Logistics	4
Mixed-use	118
Multifamily	187
Triple Net Lease	206
Self-storage	31
Student Housing	93
Manufactured Housing	105
Total	$3,495
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2019 and December 31, 2018:

	Jun. 30, 2019		Dec. 31, 2018
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$767	$838	$835	$836
Acquisitions	813	—	201	—
Dispositions	(12)	—	(7)	(2)
Fair value gains, net and OCI	72	76	(14)	4
Other	(427)	—	(248)	—
Balance, end of period	$1,213	$914	$767	$838
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2019				Dec. 31, 2018
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests(1)	$—	$—	$—	$—	$—	$—	$268	$268
Securities - FVTPL	—	—	1,011	1,011	—	—	239	239
Securities - FVTOCI	—	—	202	202	—	—	260	260
Derivative assets	—	179	—	179	—	247	—	247
Total financial assets	$—	$179	$1,213	$1,392	$—	$247	$767	$1,014

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$874	$874	$—	$—	$813	$813
Derivative liabilities	—	396	—	396	—	340	—	340
Loan payable	—	—	40	40	—	—	24	24
Total financial liabilities	$—	$396	$914	$1,310	$—	$340	$837	$1,177

(1)	In the second quarter of 2019, the partnership reclassified its participating loan interests to assets held for sale.

Disclosure of fair value measurement of liabilities
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2019 and December 31, 2018:

	Jun. 30, 2019		Dec. 31, 2018
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$767	$838	$835	$836
Acquisitions	813	—	201	—
Dispositions	(12)	—	(7)	(2)
Fair value gains, net and OCI	72	76	(14)	4
Other	(427)	—	(248)	—
Balance, end of period	$1,213	$914	$767	$838
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2019				Dec. 31, 2018
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests(1)	$—	$—	$—	$—	$—	$—	$268	$268
Securities - FVTPL	—	—	1,011	1,011	—	—	239	239
Securities - FVTOCI	—	—	202	202	—	—	260	260
Derivative assets	—	179	—	179	—	247	—	247
Total financial assets	$—	$179	$1,213	$1,392	$—	$247	$767	$1,014

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$874	$874	$—	$—	$813	$813
Derivative liabilities	—	396	—	396	—	340	—	340
Loan payable	—	—	40	40	—	—	24	24
Total financial liabilities	$—	$396	$914	$1,310	$—	$340	$837	$1,177

(1)	In the second quarter of 2019, the partnership reclassified its participating loan interests to assets held for sale.